Commitment and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	Commitments and Contingencies
Operating Lease Commitments
The Group entered into various
non-cancelable
operating lease agreements for its facilities with remaining lease terms of up to 3.25 years. See Note 9 to these consolidated financial statements for additional detail on the Group’s operating lease commitments.

Contractual Purchase Obligations
The Group has entered into
non-cancellable
agreements related to the purchase of network equipment from third party vendors. As of December 31, 2021, contractual purchase obligations with respect to these servers consist of the following:

Contractual Purchase Obligations
(US$ thousand)
2022	$751